UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1940

Legg Mason Partners Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS APPRECIATION FUND, INC.

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 7.8%
Diversified Consumer Services - 0.2%
1,000,000	ServiceMaster Co.	$13,120,000

Hotels, Restaurants & Leisure - 0.2%
700,000	Marcus Corp.	13,965,000

Internet & Catalog Retail - 0.7%
600,000	Amazon.com Inc.*	21,906,000
800,000	IAC/InterActiveCorp.*	23,576,000

	Total Internet & Catalog Retail	45,482,000

Media - 5.6%
300,000	CBS Corp., Class B Shares	7,194,000
1,000,000	Gannett Co. Inc.	59,920,000
1,000,000	Liberty Media Corp., Class A Shares*	8,210,000
825,000	Meredith Corp.	46,026,750
6,000,000	Time Warner Inc.	100,740,000
300,000	Viacom Inc., Class B Shares*	11,640,000
3,500,000	Walt Disney Co.	97,615,000

	Total Media	331,345,750

Specialty Retail - 1.1%
1,500,000	Home Depot Inc.	63,450,000

	TOTAL CONSUMER DISCRETIONARY	467,362,750

CONSUMER STAPLES - 11.8%
Beverages - 1.7%
1,750,000	PepsiCo Inc.	101,132,500

Food & Staples Retailing - 3.6%
1,000,000	Costco Wholesale Corp.	54,160,000
2,500,000	Wal-Mart Stores Inc.	118,100,000
1,000,000	Walgreen Co.	43,130,000

	Total Food & Staples Retailing	215,390,000

Food Products - 3.6%
1,126,210	Cadbury Schweppes PLC, Sponsored ADR	45,048,400
600,000	Dean Foods Co.*	23,298,000
800,000	General Mills Inc.	40,544,000
804,931	H.J. Heinz Co.	30,522,984
200,000	Hershey Co.	10,446,000
978,168	Wm. Wrigley Jr. Co.	62,602,752

	Total Food Products	212,462,136

Household Products - 2.9%
1,000,000	Kimberly-Clark Corp.	57,800,000
1,989,121	Procter & Gamble Co.	114,613,152

	Total Household Products	172,413,152

	TOTAL CONSUMER STAPLES	701,397,788

ENERGY - 9.0%
Energy Equipment & Services - 1.0%
500,000	ENSCO International Inc.	25,725,000
250,000	Schlumberger Ltd.	31,642,500

	Total Energy Equipment & Services	57,367,500

Oil, Gas & Consumable Fuels - 8.0%
1,000,000	BP PLC, Sponsored ADR	68,940,000
1,200,000	Canadian Natural Resources Ltd.	66,468,000
600,000	Cimarex Energy Co.	25,956,000
1,800,000	EnCana Corp.	84,114,000
3,000,000	Exxon Mobil Corp.	182,580,000
300,000	Suncor Energy Inc.	23,106,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 8.0% (continued)
900,000	Western Oil Sands Inc., Class A Shares*	$24,987,999

	Total Oil, Gas & Consumable Fuels	476,151,999

	TOTAL ENERGY	533,519,499

EXCHANGE TRADED FUND - 1.2%
1,200,000	streetTRACKS Gold Trust*	69,720,000

FINANCIALS - 16.0%
Capital Markets - 2.3%
1,000,000	Bank of New York Co. Inc.	36,040,000
125,000	Goldman Sachs Group Inc.	19,620,000
1,000,000	Merrill Lynch & Co. Inc.	78,760,000

	Total Capital Markets	134,420,000

Commercial Banks - 3.1%
1,725,000	Bank of America Corp.	78,556,500
1,700,000	Wells Fargo & Co.	108,579,000

	Total Commercial Banks	187,135,500

Diversified Financial Services - 0.7%
1,000,000	JPMorgan Chase & Co.	41,640,000

Insurance - 8.0%
4,100	Berkshire Hathaway Inc., Class A Shares*	370,435,000
900,000	Covanta Holding Corp.*	15,003,000
2,100,000	St. Paul Travelers Cos. Inc.	87,759,000

	Total Insurance	473,197,000

Real Estate - 1.7%
2,200,000	Forest City Enterprises Inc., Class A Shares	103,730,000

Thrifts & Mortgage Finance - 0.2%
700,000	Brookline Bancorp Inc.	10,843,000

	TOTAL FINANCIALS	950,965,500

HEALTH CARE - 6.2%
Biotechnology - 1.3%
900,000	Amgen Inc.*	65,475,000
184,900	Biogen Idec Inc.*	8,708,790

	Total Biotechnology	74,183,790

Health Care Equipment & Supplies - 1.0%
300,000	IDEXX Laboratories Inc.*	25,908,000
700,000	Medtronic Inc.	35,525,000

	Total Health Care Equipment & Supplies	61,433,000

Pharmaceuticals - 3.9%
1,850,000	Johnson & Johnson	109,557,000
2,500,000	Pfizer Inc.	62,300,000
550,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	22,649,000
800,000	Wyeth	38,816,000

	Total Pharmaceuticals	233,322,000

	TOTAL HEALTH CARE	368,938,790

INDUSTRIALS - 19.8%
Aerospace & Defense - 3.6%
900,000	Honeywell International Inc.	38,493,000
1,600,000	Raytheon Co.	73,344,000
1,800,000	United Technologies Corp.	104,346,000

	Total Aerospace & Defense	216,183,000

Air Freight & Logistics - 1.7%
1,300,000	United Parcel Service Inc., Class B Shares	103,194,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Airlines - 0.4%
1,300,000	Southwest Airlines Co.	$23,387,000

Building Products - 0.6%
1,001,000	Masco Corp.	32,522,490

Commercial Services & Supplies - 2.4%
1,200,000	Pitney Bowes Inc.	51,516,000
2,500,000	Waste Management Inc.	88,250,000

	Total Commercial Services & Supplies	139,766,000

Electrical Equipment - 0.5%
1,200,000	American Power Conversion Corp.	27,732,000

Industrial Conglomerates - 9.5%
2,500,000	3M Co.	189,225,000
8,500,000	General Electric Co.	295,630,000
3,000,000	Tyco International Ltd.	80,640,000

	Total Industrial Conglomerates	565,495,000

Road & Rail - 1.1%
1,231,033	Florida East Coast Industries Inc.	66,352,679

	TOTAL INDUSTRIALS	1,174,632,169

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 3.0%
6,000,000	3Com Corp.*	30,720,000
5,875,000	Cisco Systems Inc.*	127,311,250
1,000,000	Motorola Inc.	22,910,000

	Total Communications Equipment	180,941,250

Computers & Peripherals - 3.5%
4,500,000	EMC Corp.*	61,335,000
1,500,000	Hewlett-Packard Co.	49,350,000
1,150,000	International Business Machines Corp.	94,840,500

	Total Computers & Peripherals	205,525,500

Internet Software & Services - 2.3%
35,000	Google Inc., Class A Shares*	13,650,000
2,000,000	VeriSign Inc.*	47,980,000
2,300,000	Yahoo! Inc.*	74,198,000

	Total Internet Software & Services	135,828,000

IT Services - 1.1%
1,425,000	Automatic Data Processing Inc.	65,094,000

Semiconductors & Semiconductor Equipment - 0.8%
1,000,000	Freescale Semiconductor Inc., Class B Shares*	27,770,000
1,000,000	Intel Corp.	19,350,000

	Total Semiconductors & Semiconductor Equipment	47,120,000

Software - 4.7%
9,000,000	Microsoft Corp.	244,890,000
2,000,000	Symantec Corp.*	33,660,000

	Total Software	278,550,000

	TOTAL INFORMATION TECHNOLOGY	913,058,750

MATERIALS - 5.4%
Chemicals - 3.9%
891,850	Cytec Industries Inc.	53,519,918
500,000	Dow Chemical Co.	20,300,000
1,500,000	E.I. du Pont de Nemours & Co.	63,315,000
900,000	Ecolab Inc.	34,380,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Chemicals - 3.9% (continued)
950,000	PPG Industries Inc.	$60,182,500

	Total Chemicals	231,697,418

Metals & Mining - 1.5%
700,000	Alcoa Inc.	21,392,000
500,000	POSCO, Sponsored ADR	31,900,000
175,000	Rio Tinto PLC, Sponsored ADR	36,225,000

	Total Metals & Mining	89,517,000

	TOTAL MATERIALS	321,214,418

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.1%
100,000	Verizon Communications Inc.	3,406,000

Wireless Telecommunication Services - 1.0%
1,000,000	ALLTEL Corp.	64,750,000

	TOTAL TELECOMMUNICATION SERVICES	68,156,000

UTILITIES - 0.7%
Electric Utilities - 0.7%
904,407	Cinergy Corp.	41,069,122

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,063,016,763)	5,610,034,786

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.3%
Repurchase Agreements - 5.3%
$193,994,000	Interest in $502,414,000 joint tri-party repurchase agreement dated 3/31/06 with Greenwich Capital Markets Inc., 4.800% due 4/3/06; Proceeds due at maturity - $194,071,598; (Fully collateralized by various U.S. government agency obligations, 3.290% to 6.653% due 7/1/17 to 3/1/36; Market value - $197,874,725)	193,994,000
120,000,000	Interest in $507,001,000 joint tri-party repurchase agreement dated 3/31/06 with Goldman, Sachs & Co., 4.790% due 4/3/06; Proceeds at maturity - $120,047,900; (Fully collateralized by various U.S. Treasury obligations, 1.875% to 3.625% due 1/15/07 to 4/15/28; Market value - $122,400,056)	120,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $313,994,000)	313,994,000

	TOTAL INVESTMENTS - 99.7% (Cost - $4,377,010,763#)	5,924,028,786
	Other Assets in Excess of Liabilities - 0.3%	17,255,291

	TOTAL NET ASSETS - 100.0%	$5,941,284,077

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Effective April 7, 2006, Smith Barney Appreciation Fund Inc. was renamed Legg Mason Partners Appreciation Fund, Inc. (the “Fund”). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,573,940,641
Gross unrealized depreciation	(26,922,618)

Net unrealized appreciation	$1,547,018,023

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Appreciation Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 30, 2006